Revenue From Services Rendered	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenue From Services Rendered
17	Revenue from services rendered

	2023	2022	2021
Gross revenue from fund management	420,879	396,532	384,321
Gross revenue from performance fees	22,628	15,343	38,649
Gross revenue from financial advisory services	43,480	24,072	73,066

Gross revenue from services rendered	486,987	435,947	496,036

In Brazil	397,092	338,937	378,147
Abroad	89,895	97,010	117,889
Taxes and contributions
COFINS	(17,931)	(15,352)	(15,438)
PIS	(3,890)	(3,330)	(3,348)
ISS	(10,746)	(9,170)	(11,792)

Net revenue from services rendered	454,420	408,095	465,458

Net revenue from fund management	393,367	371,501	361,070
Net revenue from performance fees	21,254	14,600	37,633
Net revenue from advisory services	39,799	21,994	66,755